Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cash, Cash Equivalents And Restricted Cash [Line Items]
Short-term deposits, classified as cash equivalents	$ 74.9	$ 91.6
Short-term deposits, maturity date	July 2025	January 2025
Other highly liquid investments	$ 40.8	$ 239.5
Escrow deposit	$ 9.2
Escrow period	3 years
Standby Letter of Credit [Member]
Cash, Cash Equivalents And Restricted Cash [Line Items]
Utilized by beneficiaries from standby letters of credits
Bottom of range [Member]
Cash, Cash Equivalents And Restricted Cash [Line Items]
Interest rate on short-term deposits	0.48%	2.01%
Top of range [Member]
Cash, Cash Equivalents And Restricted Cash [Line Items]
Interest rate on short-term deposits	4.38%	4.28%